Z954 P-1

                        SUPPLEMENT DATED OCTOBER 22, 1999
                              TO THE PROSPECTUS OF

                       TEMPLETON INSTITUTIONAL FUNDS, INC.
                     (FOREIGN EQUITY SERIES SERVICE SHARES)
                                DATED MAY 1, 1999

The Prospectus is amended to replace the section "By Phone" in the Buying Shares table found on page 16 with the following:

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
[Insert graphics of
three lightning bolts]

  BY WIRE                          Call to receive a wire                  Call to receive a wire control
  1-800/321-8563                   control number and wire                 number and wire instructions.
  (or 1-650/312-3600               instructions.
  collect)                                                                 To make a same day wire investment,
                                                                           please call us by 1:00 p.m. pacific
                                   Wire the funds and mail your            time and make sure your wire arrives
                                   signed Institutional Account            by 3:00 p.m.
                                   Application to Institutional
                                   Services. Please include the
                                   wire control number or your
                                   new account number on the
                                   application.

                                   To make a same day wire
                                   investment, please call us by
                                   1:00 p.m. pacific time and
                                   make sure your wire arrives
                                   by 3:00 p.m.


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







               Please keep this supplement for future reference.